Revenues	12 Months Ended
Mar. 31, 2022
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue from contracts with customers	Revenues
The disaggregation of the Company’s revenue was as follows:

	2022	2021
	$	$

Subscription revenue	248,430	119,323
Transaction-based revenue	264,044	82,951
Hardware and other revenue	35,898	19,454

Total revenues	548,372	221,728
The Company discloses revenue by geographic area in note 30.
Contract assets
The amount of amortization of commission assets recognized as sales and marketing expense in the fiscal year ended March 31, 2022 is $8,138 (2021 – $6,183).
The Company recorded a contract asset for discounts provided to customers at the inception of a contract of $4,139 included in other current assets and $5,591 included in other long-term assets as at March 31, 2022, with $3,679 being amortized into subscription revenue and transaction-based revenue for the fiscal year ended March 31, 2022 (2021 – $1,631 and $2,238 with $736 being amortized, respectively).
Contract liabilities
Revenue recognized that was included in the deferred revenue balance at the beginning of the years ended March 31, 2022 and 2021 is $43,116 and $36,622, respectively.